Commitments and Contingencies - Schedule of Capital Expenditure Commitments (Details) $ in Thousands	Sep. 30, 2021 USD ($)
Unrecorded Unconditional Purchase Obligation [Line Items]
2022	$ 83,989
2023	82,488
2024	97,735
Total	264,212
Due to Shipyards/Sellers
Unrecorded Unconditional Purchase Obligation [Line Items]
2022	81,307
2023	79,600
2024	95,320
Total	256,227
Due to Manager
Unrecorded Unconditional Purchase Obligation [Line Items]
2022	1,922
2023	2,888
2024	2,415
Total	7,225
Other Commitments
Unrecorded Unconditional Purchase Obligation [Line Items]
2022	760
2023	0
2024	0
Total	$ 760